Income Tax Expense - Schedule of Rates of Tax Applicable in Countries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Deferred tax		$ (140)
Income tax expense (benefit)	$ 1,639	4,314	$ 13,405
Hong Kong [Member]
Income Taxes [Line Items]
Charge for the year	771	4,261	12,926
Overprovision in prior year		(800)
People's Republic of China [Member]
Income Taxes [Line Items]
Charge for the year	868	993	641
Other jurisdictions [Member]
Income Taxes [Line Items]
Charge for the year			80
Deferred tax		$ (140)	$ (242)